Net (Loss) Income Per Share Attributable to Shareholders	12 Months Ended
Mar. 31, 2026
Net (Loss) Income Per Share Attributable to Shareholders [Abstract]
NET (LOSS) INCOME PER SHARE ATTRIBUTABLE TO SHAREHOLDERS

9. NET (LOSS) INCOME PER SHARE ATTRIBUTABLE TO SHAREHOLDERS

The following table sets forth the computation of basic and diluted earnings per share for the fiscal years ended March 31, 2026, 2025 and 2024.

	For the fiscal years ended
	March 31,
	2026	2025	2024
Numerator:
Net income (loss) attributable to shareholders (US$’000)	(13,211)	898	1,769
Denominator:
Weighted average number of ordinary shares used in computing net (loss) income per share (shares)	15,720,548	11,686,301	11,250,000
Net (loss) income per share attributable to shareholders (cents)	(84)	8	16